Inventory (Narrative) (Details) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Inventory included in cost of sales	$ 6,003,836	$ 5,645,273	$ 13,257,184	$ 25,506,204